DIVESTMENTS AND ASSETS HELD FOR SALE	6 Months Ended
Jun. 30, 2026
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
DIVESTMENTS AND ASSETS HELD FOR SALE	DIVESTMENTS AND ASSETS HELD FOR SALE
On March 31, 2026, ArcelorMittal completed the disposal of its tubular products facility ArcelorMittal Tubular Products Roman ("AMTPR") in Romania. The facility was part of the Sustainable Solutions reportable segment and was classified as held for sale at December 31, 2025. On closing, ArcelorMittal received consideration of €30 million (33 net of cash disposed of 2) relating to intra-group loans. The gain on disposal amounted to 36 (30 net of 6 loss on settlement of intra-group loans) including 7 reclassification of cumulative foreign exchange gain from other comprehensive income to cost of sales in the consolidated statements of operations.
The table below summarizes the divestment of AMTPR completed during the six months ended June 30, 2026.

June 30, 2026
AMTPR
Cash and cash equivalents	2
Other current assets	21
Property, plant and equipment	6
Other assets	—
Total assets	29

Current liabilities	58
Other long-term liabilities	—
Total Liabilities	58
Total net assets disposed of	(29)
Goodwill allocation	—
Consideration	—
Reclassification of foreign exchange	7
Gain on disposal	36
In addition, during the six months ended June 30, 2026, the Company initiated a divestment process of its long steel operations in Costa Rica ("AMCR") and classified accordingly the facility as held for sale at June 30, 2026. AMCR is part of the Brazil reportable segment. The table below provides the details of assets and liabilities of AMCR classified as held for sale at June 30, 2026.

June 30, 2026
AMCR
Current assets:
Cash and cash equivalents	23
Trade accounts receivable, prepaid expenses and other current assets	31
Inventories	65
Total current assets	119
Non-current assets:
Property, plant and equipment	18
Other assets	3
Total non-current assets	21
Total assets	140
Trade accounts payables, accrued expenses and other liabilities	51
Total current liabilities	51
Long term debt and other long term liabilities	3
Total liabilities	54